Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ 87	$ 30
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	87	30
Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	87	30
Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities